Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Centro de Compensación Automatizado S.A. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	$ 6,380	$ 8,954
Non-current assets	10,983	10,388
Total Assets	17,363	19,342
Current liabilities	3,034	3,986
Non-current liabilities	247	309
Total Liabilities	3,281	4,295
Equity	14,082	15,047
Minority interest
Total Liabilities and Equity	17,363	19,342
Operating income	8,973	7,516
Operating expenses	(2,812)	(2,612)
Other income (expenses)	589	907
Gain before tax	6,750	5,811
Income tax	(1,692)	(1,109)
Gain for the year	5,058	4,702
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	841	6,646
Non-current assets	8,377	1,711
Total Assets	9,218	8,357
Current liabilities	899	1,004
Non-current liabilities	496
Total Liabilities	1,395	1,004
Equity	7,823	7,353
Minority interest
Total Liabilities and Equity	9,218	8,357
Operating income	5,116	4,550
Operating expenses	(4,823)	(4,279)
Other income (expenses)	345	667
Gain before tax	638	938
Income tax	(66)	(8)
Gain for the year	572	930
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	104	81
Non-current assets	8,834	7,637
Total Assets	8,938	7,718
Current liabilities	525	463
Non-current liabilities
Total Liabilities	525	463
Equity	8,413	7,255
Minority interest
Total Liabilities and Equity	8,938	7,718
Operating income	14	17
Operating expenses	(50)	(49)
Other income (expenses)	1,754	1,540
Gain before tax	1,718	1,508
Income tax
Gain for the year	1,718	1,508
Redbancs S A [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	11,054	14,459
Non-current assets	16,275	16,058
Total Assets	27,329	30,517
Current liabilities	11,625	17,595
Non-current liabilities	3,236	1,554
Total Liabilities	14,861	19,149
Equity	12,468	11,368
Minority interest
Total Liabilities and Equity	27,329	30,517
Operating income	58,576	51,851
Operating expenses	(57,847)	(50,155)
Other income (expenses)	127	264
Gain before tax	856	1,960
Income tax	(100)	(249)
Gain for the year	756	1,711
Transbank S.A. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	1,362,961	1,359,640
Non-current assets	164,518	137,505
Total Assets	1,527,479	1,497,145
Current liabilities	1,355,563	1,385,956
Non-current liabilities	36,641	1,427
Total Liabilities	1,392,204	1,387,383
Equity	135,275	109,762
Minority interest
Total Liabilities and Equity	1,527,479	1,497,145
Operating income	969,393	969,177
Operating expenses	(821,426)	(835,126)
Other income (expenses)	(113,486)	(103,854)
Gain before tax	34,481	30,197
Income tax	(7,667)	(3,952)
Gain for the year	26,814	26,245
Administrador Financiero Del Transantiag S. A. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	66,716	59,946
Non-current assets	867	793
Total Assets	67,583	60,739
Current liabilities	47,242	40,113
Non-current liabilities
Total Liabilities	47,242	40,113
Equity	20,341	20,626
Minority interest
Total Liabilities and Equity	67,583	60,739
Operating income	4,818	4,468
Operating expenses	(2,540)	(2,296)
Other income (expenses)	2,287	2,339
Gain before tax	4,565	4,511
Income tax	(949)	(490)
Gain for the year	3,616	4,021
Sociedad Imerc Otc S. A. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	21,042	31,105
Non-current assets	12,760	4,459
Total Assets	33,802	35,564
Current liabilities	18,768	20,672
Non-current liabilities	766	1,670
Total Liabilities	19,534	22,342
Equity	14,259	13,213
Minority interest	9	9
Total Liabilities and Equity	33,802	35,564
Operating income	9,355	8,882
Operating expenses	(8,667)	(8,412)
Other income (expenses)	743	877
Gain before tax	1,431	1,347
Income tax	(430)	(473)
Gain for the year	1,001	874
Artikos S.A. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	3,768	2,540
Non-current assets	1,724	1,985
Total Assets	5,492	4,525
Current liabilities	1,898	1,326
Non-current liabilities	406	567
Total Liabilities	2,304	1,893
Equity	3,188	2,632
Minority interest
Total Liabilities and Equity	5,492	4,525
Operating income	5,571	5,559
Operating expenses	(3,558)	(3,905)
Other income (expenses)	137	69
Gain before tax	2,150	1,723
Income tax	(511)	(362)
Gain for the year	1,639	1,361
Servipag Ltda. [Member]
Investments in Other Companies (Details) - Schedule of Total Carrying Amount of the Bank's Associates [Line Items]
Current assets	84,569	76,085
Non-current assets	18,137	14,605
Total Assets	102,706	90,690
Current liabilities	82,503	73,923
Non-current liabilities	4,539	3,105
Total Liabilities	87,042	77,028
Equity	15,664	13,662
Minority interest
Total Liabilities and Equity	102,706	90,690
Operating income	43,709	40,403
Operating expenses	(39,366)	(36,347)
Other income (expenses)	1,503	525
Gain before tax	5,846	4,581
Income tax	(1,444)	(849)
Gain for the year	$ 4,402	$ 3,732